Liability in Respect of Government Grants (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 ILS (₪)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 ILS (₪)
Disclosure of government grants [text block] [Abstract]
Total amount received	$ 800	₪ 2,722,628	$ 800	₪ 2,722,628
Royalties, percentage			3.00%	3.00%